New Perspective Fund®
Investment portfolio
December 31, 2022
unaudited
Common stocks 93.96% Health care 18.23%	Shares	Value (000)
Novo Nordisk A/S, Class B	18,473,327	$2,501,288
Novo Nordisk A/S, Class B (ADR)	691,436	93,579
AstraZeneca PLC	11,509,302	1,561,989
AstraZeneca PLC (ADR)	1,153,660	78,218
Eli Lilly and Company	4,272,385	1,563,009
Thermo Fisher Scientific, Inc.	1,985,901	1,093,616
Regeneron Pharmaceuticals, Inc.[1]	1,289,669	930,483
Alnylam Pharmaceuticals, Inc.[1]	3,486,932	828,669
Zoetis, Inc., Class A	5,386,453	789,385
Vertex Pharmaceuticals, Inc.[1]	2,643,231	763,312
Danaher Corp.	2,649,893	703,335
Pfizer, Inc.	13,272,212	680,068
EssilorLuxottica	3,708,977	675,391
Intuitive Surgical, Inc.[1]	2,318,155	615,122
Seagen, Inc.[1]	4,567,654	586,989
Insulet Corp.[1]	1,955,449	575,665
BeiGene, Ltd. (ADR)[1]	2,424,364	533,215
Bristol-Myers Squibb Company	5,368,425	386,258
Abbott Laboratories	3,508,473	385,195
Edwards Lifesciences Corp.[1]	4,849,560	361,826
IDEXX Laboratories, Inc.[1]	869,643	354,780
Sanofi	2,666,041	257,968
Mettler-Toledo International, Inc.[1]	177,400	256,423
NovoCure, Ltd.[1,2]	3,371,079	247,269
Catalent, Inc.[1]	4,681,670	210,722
Grifols, SA, Class B (ADR)[1]	13,380,412	113,733
Grifols, SA, Class A, non-registered shares[1]	5,675,905	65,819
AbbVie, Inc.	1,087,161	175,696
Bayer AG	2,901,146	149,793
Genmab A/S1	335,883	142,272
Lonza Group AG	285,135	140,337
Siemens Healthineers AG	2,757,546	137,949
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	14,000,000	127,680
CRISPR Therapeutics AG1	3,101,795	126,088
Eurofins Scientific SE, non-registered shares	1,572,745	113,257
Carl Zeiss Meditec AG, non-registered shares	863,452	108,980
BioNTech SE (ADR)	700,000	105,154
DexCom, Inc.[1]	859,725	97,355
Olympus Corp.	5,372,400	94,961
Tandem Diabetes Care, Inc.[1]	1,991,752	89,529
Amplifon SpA	2,652,315	79,233
WuXi Biologics (Cayman), Inc.[1]	9,919,500	76,153
Moderna, Inc.[1]	332,471	59,718
Straumann Holding AG	284,386	32,205
New Perspective Fund — Page 1 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Merck KGaA	56,400	$10,922
Viatris, Inc.	674,006	7,502
		19,088,110
Information technology 18.07%
Microsoft Corp.	17,026,359	4,083,261
Taiwan Semiconductor Manufacturing Company, Ltd.	152,605,941	2,224,178
ASML Holding NV	2,451,167	1,326,824
ASML Holding NV (New York registered) (ADR)	1,217,878	665,449
Broadcom, Inc.	2,436,358	1,362,241
GoDaddy, Inc., Class A1,3	7,886,320	590,055
Mastercard, Inc., Class A	1,691,442	588,165
Motorola Solutions, Inc.	2,278,836	587,279
TE Connectivity, Ltd.	4,705,301	540,169
SAP SE	4,271,919	440,860
ON Semiconductor Corp.[1]	6,526,353	407,049
Apple, Inc.	3,052,971	396,673
Visa, Inc., Class A	1,899,487	394,637
STMicroelectronics NV	11,066,239	393,405
Applied Materials, Inc.	3,941,922	383,864
Edenred SA	6,913,449	376,190
ServiceNow, Inc.[1]	841,725	326,817
Keyence Corp.	795,340	311,379
Trimble, Inc.[1]	6,120,400	309,447
Synopsys, Inc.[1]	856,531	273,482
Samsung Electronics Co., Ltd.	6,087,416	268,443
Amadeus IT Group SA, Class A, non-registered shares[1]	4,745,311	244,716
Wolfspeed, Inc.[1]	3,220,162	222,320
Block, Inc., Class A1	2,599,628	163,361
Block, Inc., Class A (CDI)[1]	214,694	13,393
NVIDIA Corp.	1,122,296	164,012
Nice, Ltd. (ADR)[1,2]	771,857	148,428
Capgemini SE	798,953	133,996
Hexagon AB, Class B	12,155,973	127,781
Adobe, Inc.[1]	366,999	123,506
Adyen NV1	87,985	121,755
MediaTek, Inc.	5,976,000	121,385
Cloudflare, Inc., Class A1	2,591,074	117,143
Tokyo Electron, Ltd.	383,653	113,969
Smartsheet, Inc., Class A1	2,855,795	112,404
Worldline SA, non-registered shares[1]	2,617,458	102,134
Halma PLC	4,260,165	101,795
Shopify, Inc., Class A, subordinate voting shares[1]	2,781,482	96,545
Infosys, Ltd. (ADR)	5,058,596	91,105
Concentrix Corp.	579,270	77,136
Fidelity National Information Services, Inc.	1,108,996	75,245
Micron Technology, Inc.	1,194,277	59,690
Sinch AB1,2	15,929,880	58,141
Workday, Inc., Class A1	293,205	49,062
Dassault Systemes SE	538,033	19,405
FleetCor Technologies, Inc.[1]	90,311	16,588
		18,924,882
New Perspective Fund — Page 2 of 10

unaudited
Common stocks (continued) Consumer discretionary 11.24%	Shares	Value (000)
Tesla, Inc.[1]	13,058,646	$1,608,564
LVMH Moët Hennessy-Louis Vuitton SE	1,702,044	1,236,442
Booking Holdings, Inc.[1]	395,182	796,402
Home Depot, Inc.	2,501,354	790,078
Hermès International	404,693	624,498
Kering SA	1,002,152	512,884
NIKE, Inc., Class B	4,327,605	506,373
Prosus NV, Class N	7,328,207	503,122
Amazon.com, Inc.[1]	5,657,246	475,209
YUM! Brands, Inc.	3,004,883	384,865
Entain PLC	23,811,971	381,794
Restaurant Brands International, Inc.	5,340,760	345,387
Royal Caribbean Cruises, Ltd.[1]	6,354,263	314,091
lululemon athletica, Inc.[1]	904,142	289,669
Renault SA1	8,548,240	284,812
Hilton Worldwide Holdings, Inc.	2,018,112	255,009
MercadoLibre, Inc.[1]	260,306	220,281
Flutter Entertainment PLC[1,2]	1,554,573	213,015
Galaxy Entertainment Group, Ltd.	31,994,000	211,848
Evolution AB	2,160,821	211,034
Trip.com Group, Ltd. (ADR)[1]	5,133,663	176,598
Industria de Diseño Textil, SA	6,466,540	172,192
Naspers, Ltd., Class N	925,273	152,532
General Motors Company	4,299,667	144,641
Etsy, Inc.[1]	1,140,764	136,641
Sands China, Ltd.[1]	38,494,000	127,529
Wynn Macau, Ltd.[1]	106,140,000	118,292
Airbnb, Inc., Class A1	1,381,470	118,116
Suzuki Motor Corp.	3,581,925	115,242
Nitori Holdings Co., Ltd.	724,400	93,949
McDonald’s Corp.	318,503	83,935
Valeo SA, non-registered shares	4,141,100	73,814
adidas AG	499,218	68,148
Cie. Financière Richemont SA, Class A	103,442	13,386
Aptiv PLC[1]	106,176	9,888
		11,770,280
Industrials 10.99%
Caterpillar, Inc.	4,534,996	1,086,404
DSV A/S	5,666,597	898,757
Carrier Global Corp.	19,888,348	820,394
Airbus SE, non-registered shares	6,810,393	809,772
Canadian Pacific Railway, Ltd.	8,832,834	658,841
Safran SA	4,955,969	619,314
Mitsui & Co., Ltd.	17,190,200	499,844
Schneider Electric SE	3,284,365	461,911
Daikin Industries, Ltd.	2,875,200	442,291
BAE Systems PLC	40,932,003	423,040
Copart, Inc.[1]	6,875,172	418,629
Equifax, Inc.	1,601,243	311,218
ABB, Ltd.	10,198,317	310,618
ASSA ABLOY AB, Class B	12,345,588	265,627
Ryanair Holdings PLC (ADR)[1]	3,347,734	250,277
Honeywell International, Inc.	1,052,695	225,592
TransDigm Group, Inc.	347,385	218,731
New Perspective Fund — Page 3 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Komatsu, Ltd.	9,595,800	$208,183
Chart Industries, Inc.[1,2]	1,700,707	195,972
RELX PLC	6,850,740	189,805
Boeing Company[1]	966,047	184,022
Delta Air Lines, Inc.[1]	5,141,393	168,946
Aalberts NV, non-registered shares	4,098,484	159,334
Spirax-Sarco Engineering PLC	1,187,369	152,566
FedEx Corp.	812,083	140,653
Regal Rexnord Corp.	1,152,198	138,241
Recruit Holdings Co., Ltd.	4,046,483	128,694
General Electric Co.	1,527,909	128,023
Rockwell Automation	491,233	126,527
SMC Corp.	268,500	113,637
Techtronic Industries Co., Ltd.	10,095,516	112,414
L3Harris Technologies, Inc.	514,602	107,145
Uber Technologies, Inc.[1]	3,937,812	97,382
Brenntag SE	1,497,662	95,754
ITT, Inc.	918,134	74,461
Axon Enterprise, Inc.[1]	437,681	72,624
Nidec Corp.	1,222,500	63,664
Experian PLC	1,679,433	57,174
Hitachi, Ltd.	858,700	43,214
Northrop Grumman Corp.	64,887	35,403
		11,515,098
Financials 10.76%
AIA Group, Ltd.	138,451,083	1,525,316
JPMorgan Chase & Co.	9,453,280	1,267,685
Chubb, Ltd.	3,815,421	841,682
London Stock Exchange Group PLC	7,067,191	609,786
Aon PLC, Class A	1,770,131	531,287
DNB Bank ASA	24,622,852	487,487
ICICI Bank, Ltd.	22,240,773	238,388
ICICI Bank, Ltd. (ADR)	10,690,180	234,008
CME Group, Inc., Class A	2,565,715	431,451
Bank of America Corp.	12,781,637	423,328
DBS Group Holdings, Ltd.	16,269,400	411,883
Arch Capital Group, Ltd.[1]	6,553,103	411,404
BlackRock, Inc.	538,947	381,914
Morgan Stanley	4,197,336	356,857
Moody’s Corp.	1,126,350	313,824
Blackstone, Inc., nonvoting shares	3,693,842	274,046
Prudential PLC	17,255,842	233,517
AXA SA	8,366,495	233,180
Brookfield Corp., Class A	6,796,248	213,810
UniCredit SpA	13,781,733	195,980
S&P Global, Inc.	578,102	193,629
Société Générale	7,576,200	190,088
Hiscox, Ltd.	13,873,960	182,797
Zurich Insurance Group AG	345,171	164,949
Arthur J. Gallagher & Co.	771,500	145,458
Goldman Sachs Group, Inc.	380,406	130,624
TMX Group, Ltd.	1,200,188	120,125
Citigroup, Inc.	2,451,000	110,859
Hong Kong Exchanges and Clearing, Ltd.	2,550,800	110,233
New Perspective Fund — Page 4 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
United Overseas Bank, Ltd.	3,334,900	$76,481
Tokio Marine Holdings, Inc.	2,563,500	54,876
Brookfield Asset Management, Ltd., Class A	1,699,062	48,712
Skandinaviska Enskilda Banken AB, Class A	4,087,767	47,043
Macquarie Group, Ltd.	347,384	39,437
EQT AB	1,714,952	36,550
		11,268,694
Consumer staples 7.03%
Nestlé SA	12,826,750	1,481,303
Philip Morris International, Inc.	8,132,467	823,087
Costco Wholesale Corp.	1,523,077	695,285
Bunge, Ltd.	5,564,457	555,166
Carlsberg A/S, Class B	4,006,605	530,380
Mondelez International, Inc.	6,589,372	439,182
Monster Beverage Corp.[1]	3,423,267	347,564
British American Tobacco PLC	8,302,619	329,404
L’Oréal SA, bonus shares	686,197	246,168
L’Oréal SA, non-registered shares	157,391	56,463
Anheuser-Busch InBev SA/NV	4,814,803	289,457
Walgreens Boots Alliance, Inc.	6,265,868	234,093
Pernod Ricard SA	999,969	196,554
Reckitt Benckiser Group PLC	2,742,866	190,819
Carrefour SA, non-registered shares	9,814,929	164,224
Constellation Brands, Inc., Class A	568,436	131,735
Kao Corp.[2]	2,855,700	114,315
General Mills, Inc.	1,258,997	105,567
KOSÉ Corp.[2]	902,400	98,035
Unilever PLC (EUR denominated)	939,866	47,164
Unilever PLC (GBP denominated)	826,885	41,715
Danone SA	1,484,853	78,228
Uni-Charm Corp.	1,782,600	68,358
Archer Daniels Midland Company	550,000	51,067
Procter & Gamble Company	294,877	44,692
		7,360,025
Materials 5.70%
Vale SA (ADR), ordinary nominative shares	46,295,974	785,643
Vale SA, ordinary nominative shares	9,098,381	153,163
Sherwin-Williams Company	3,013,213	715,126
Linde PLC	1,858,009	606,045
Shin-Etsu Chemical Co., Ltd.	4,227,800	515,096
Koninklijke DSM NV	3,848,559	471,816
Sika AG	1,666,377	402,079
First Quantum Minerals, Ltd.	14,734,150	307,850
Air Liquide SA, non-registered shares	1,422,175	202,290
Air Liquide SA, bonus shares[1]	541,455	77,016
Asahi Kasei Corp.	32,006,473	227,438
Albemarle Corp.	1,007,463	218,478
Gerdau SA (ADR)	39,279,148	217,607
International Flavors & Fragrances, Inc.	2,025,192	212,321
Mosaic Co.	4,322,518	189,629
Sociedad Química y Minera de Chile SA, Class B (ADR)	2,216,399	176,957
Freeport-McMoRan, Inc.	3,993,765	151,763
LANXESS AG	2,785,238	112,401
New Perspective Fund — Page 5 of 10

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Nutrien, Ltd. (CAD denominated)[2]	1,142,097	$83,380
Grupo México, SAB de CV, Series B	18,140,000	63,683
Corteva, Inc.	859,655	50,531
Glencore PLC	2,377,300	15,896
Barrick Gold Corp.	725,989	12,473
		5,968,681
Energy 5.07%
Reliance Industries, Ltd.	27,116,480	831,829
TotalEnergies SE	12,487,255	779,394
Cenovus Energy, Inc. (CAD denominated)	38,482,841	746,635
BP PLC	90,322,363	525,246
ConocoPhillips	3,419,528	403,504
Schlumberger, Ltd.	7,104,994	379,833
EOG Resources, Inc.	1,781,098	230,688
Equinor ASA	6,323,514	226,814
Canadian Natural Resources, Ltd. (CAD denominated)	4,061,038	225,516
Baker Hughes Co., Class A	6,560,441	193,730
Aker BP ASA[2]	6,015,892	187,522
Hess Corp.	1,264,587	179,344
Tourmaline Oil Corp.	2,818,783	142,230
Antero Resources Corp.[1]	4,000,000	123,960
TC Energy Corp. (CAD denominated)[2]	2,025,359	80,745
INPEX Corp.[2]	4,743,600	50,617
Gazprom PJSC[4]	84,876,650	—[5]
Rosneft Oil Co. PJSC[4]	40,028,340	—[5]
LUKOIL Oil Co. PJSC[4]	580,410	—[5]
		5,307,607
Communication services 5.03%
Alphabet, Inc., Class A1	7,671,047	676,817
Alphabet, Inc., Class C1	7,462,678	662,163
Meta Platforms, Inc., Class A1	10,423,654	1,254,383
Netflix, Inc.[1]	3,189,169	940,422
América Móvil, SAB de CV, Series L (ADR)	19,972,648	363,502
Tencent Holdings, Ltd.	7,271,900	309,072
MTN Group, Ltd.	23,162,491	173,503
Singapore Telecommunications, Ltd.	84,896,800	162,989
Electronic Arts, Inc.	1,211,131	147,976
Cellnex Telecom, SA, non-registered shares	3,833,289	127,478
Warner Music Group Corp., Class A	3,063,218	107,274
Bharti Airtel, Ltd.	9,114,000	88,595
Adevinta ASA[1]	10,487,961	69,273
Sea, Ltd., Class A (ADR)[1]	1,305,812	67,941
Take-Two Interactive Software, Inc.[1]	458,154	47,708
Publicis Groupe SA	605,000	38,418
Pinterest, Inc., Class A1	1,012,871	24,592
Sitios Latinoamerica, SAB de CV, Class B1[1,2]	18,627,650	8,938
		5,271,044
Utilities 1.25%
AES Corp.	18,314,876	526,736
Sempra Energy	2,665,198	411,880
Engie SA	13,228,568	189,487
New Perspective Fund — Page 6 of 10

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Ørsted AS	1,727,389	$156,720
Enel SpA	5,185,000	27,886
		1,312,709
Real estate 0.59%
Equinix, Inc. REIT	456,269	298,870
Goodman Logistics (HK), Ltd. REIT	16,520,815	194,097
American Tower Corp. REIT	315,748	66,894
ESR Group, Ltd.	29,099,000	61,078
		620,939
Total common stocks (cost: $65,097,906,000)		98,408,069
Preferred securities 0.06% Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,807,492	32,170
Information technology 0.03%
Samsung Electronics Co., Ltd., nonvoting preferred shares	596,200	23,990
Total preferred securities (cost: $73,053,000)		56,160
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	817,171	681
Total rights & warrants (cost: $0)		681
Short-term securities 6.47% Money market investments 6.16%
Capital Group Central Cash Fund 4.31%[3,6]	64,509,453	6,450,300
Money market investments purchased with collateral from securities on loan 0.31%
Capital Group Central Cash Fund 4.31%[3,6,7]	1,135,746	113,563
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%[6,7]	48,900,000	48,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%[6,7]	42,300,000	42,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.22%[6,7]	30,248,511	30,249
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.03%[6,7]	29,300,000	29,300
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.17%[6,7]	26,000,000	26,000
Fidelity Investments Money Market Government Portfolio, Class I 4.06%[6,7]	19,500,000	19,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.11%[6,7]	16,300,000	16,300
		326,112
Total short-term securities (cost: $6,775,883,000)		6,776,412
Total investment securities 100.49% (cost: $71,946,842,000)		105,241,322
Other assets less liabilities (0.49)%		(508,583)
Net assets 100.00%		$104,732,739
New Perspective Fund — Page 7 of 10

unaudited
Investments in affiliates3

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2022 (000)	Dividend income (000)
Common stocks 0.56%
Information technology 0.56%
GoDaddy, Inc., Class A1	$558,982	$—	$—	$—	$31,073	$590,055	$—
Short-term securities 6.27%
Money market investments 6.16%
Capital Group Central Cash Fund 4.31%[6]	7,524,722	2,814,483	3,889,040	(43)	178	6,450,300	64,439
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 4.31%[6,7]	158,028		44,465[8]			113,563	—[9]
Total short-term securities						6,563,863
Total 6.83%				$(43)	$31,251	$7,153,918	$64,439
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $360,851,000, which represented .34% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 12/31/2022.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New Perspective Fund — Page 8 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
New Perspective Fund — Page 9 of 10

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$12,939,593	$6,148,517	$—	$19,088,110
Information technology	12,425,133	6,499,749	—	18,924,882
Consumer discretionary	6,655,747	5,114,533	—	11,770,280
Industrials	5,459,485	6,055,613	—	11,515,098
Financials	6,430,703	4,837,991	—	11,268,694
Consumer staples	3,427,438	3,932,587	—	7,360,025
Materials	3,944,649	2,024,032	—	5,968,681
Energy	2,706,185	2,601,422	—*	5,307,607
Communication services	4,301,716	969,328	—	5,271,044
Utilities	938,616	374,093	—	1,312,709
Real estate	365,764	255,175	—	620,939
Preferred securities	—	56,160	—	56,160
Rights & warrants	681	—	—	681
Short-term securities	6,776,412	—	—	6,776,412
Total	$66,372,122	$38,869,200	$—*	$105,241,322
*	Amount less than one thousand.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-007-0223O-S89776	New Perspective Fund — Page 10 of 10